Distribution Date:	04/18/22	WFRBS Commercial Mortgage Trust 2013-C18
Determination Date:	04/11/22
Next Distribution Date:	05/17/22
Record Date:	03/31/22	Commercial Mortgage Pass-Through Certificates
Series 2013-C18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	8		Kathleen Luzik	(703) 302-1902
Current Mortgage Loan and Property Stratification	9-13		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 1)	14-15	Special Servicer	LNR Partners, LLC
Mortgage Loan Detail (Part 2)	16-17		Job Warshaw	(305) 695-5600
Principal Prepayment Detail	18		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Historical Detail	19	Trust Advisor	Pentalpha Surveillance LLC
			Don Simon	(203) 660-6100
Delinquency Loan Detail	20
			PO Box 4839 | Greenwich, CT 06831 | United States
Collateral Stratification and Historical Detail	21
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	22		Bank, N.A.
Specially Serviced Loan Detail - Part 2	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Modified Loan Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	25	Trustee	Deutsche Bank Trust Company Americas
Historical Bond / Collateral Loss Reconciliation Detail	26		Karlene Benvenuto		karlene.benvenuto@db.com
Interest Shortfall Detail - Collateral Level	27		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses	Total Distribution	Ending Balance	Support¹	Support¹

A-1	96221QAA1	1.191000%	48,516,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	96221QAB9	3.027000%	103,340,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	96221QAC7	3.651000%	140,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	96221QAD5	3.896000%	170,000,000.00	145,955,338.19	0.00	473,868.33	0.00	0.00	473,868.33	145,955,338.19	45.86%	30.00%
A-5	96221QAE3	4.162000%	201,014,000.00	201,014,000.00	0.00	697,183.56	0.00	0.00	697,183.56	201,014,000.00	45.86%	30.00%
A-SB	96221QAF0	3.676000%	63,699,000.00	21,784,461.17	1,076,180.13	66,733.07	0.00	0.00	1,142,913.20	20,708,281.04	45.86%	30.00%
A-S	96221QAG8	4.387000%	70,062,000.00	70,062,000.00	0.00	256,135.00	0.00	0.00	256,135.00	70,062,000.00	35.54%	23.25%
B	96221QAJ2	5.028072%	72,657,000.00	72,657,000.00	0.00	304,437.19	0.00	0.00	304,437.19	72,657,000.00	24.84%	16.25%
C	96221QAK9	5.028072%	36,329,000.00	36,329,000.00	0.00	152,220.69	0.00	0.00	152,220.69	36,329,000.00	19.49%	12.75%
D	96221QAM5	5.028072%	66,169,000.00	66,169,000.00	0.00	233,483.01	0.00	0.00	233,483.01	66,169,000.00	9.74%	6.38%
E	96221QAP8	5.028072%	19,462,000.00	19,462,000.00	0.00	0.00	0.00	0.00	0.00	19,462,000.00	6.88%	4.50%
F	96221QAR4	5.028072%	7,785,000.00	7,785,000.00	0.00	0.00	0.00	0.00	0.00	7,785,000.00	5.73%	3.75%
G	96221QAT0	5.028072%	38,923,637.00	38,923,637.00	0.00	0.00	0.00	0.00	0.00	38,923,637.00	0.00%	0.00%
R	96221QAV5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,037,956,638.00	680,141,436.36	1,076,180.13	2,184,060.85	0.00	0.00	3,260,240.98	679,065,256.23

X-A	96221QAH6	0.942750%	796,631,000.00	438,815,799.36	0.00	344,744.60	0.00	0.00	344,744.60	437,739,619.23
Notional SubTotal			796,631,000.00	438,815,799.36	0.00	344,744.60	0.00	0.00	344,744.60	437,739,619.23

Deal Distribution Total					1,076,180.13	2,528,805.45	0.00	0.00	3,604,985.58

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	96221QAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	96221QAB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	96221QAC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	96221QAD5	858.56081288	0.00000000	2.78746076	0.00000000	0.00000000	0.00000000	0.00000000	2.78746076	858.56081288
A-5	96221QAE3	1,000.00000000	0.00000000	3.46833335	0.00000000	0.00000000	0.00000000	0.00000000	3.46833335	1,000.00000000
A-SB	96221QAF0	341.99063047	16.89477276	1.04763136	0.00000000	0.00000000	0.00000000	0.00000000	17.94240412	325.09585771
A-S	96221QAG8	1,000.00000000	0.00000000	3.65583340	0.00000000	0.00000000	0.00000000	0.00000000	3.65583340	1,000.00000000
B	96221QAJ2	1,000.00000000	0.00000000	4.19006001	0.00000000	0.00000000	0.00000000	0.00000000	4.19006001	1,000.00000000
C	96221QAK9	1,000.00000000	0.00000000	4.19006001	0.00000000	0.00000000	0.00000000	0.00000000	4.19006001	1,000.00000000
D	96221QAM5	1,000.00000000	0.00000000	3.52858604	0.66147395	4.33331152	0.00000000	0.00000000	3.52858604	1,000.00000000
E	96221QAP8	1,000.00000000	0.00000000	0.00000000	4.19006012	73.73533296	0.00000000	0.00000000	0.00000000	1,000.00000000
F	96221QAR4	1,000.00000000	0.00000000	0.00000000	4.19006037	73.73533462	0.00000000	0.00000000	0.00000000	1,000.00000000
G	96221QAT0	1,000.00000000	0.00000000	0.00000000	4.19006014	118.50831745	0.00000000	0.00000000	0.00000000	1,000.00000000
R	96221QAV5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	96221QAH6	550.83947193	0.00000000	0.43275318	0.00000000	0.00000000	0.00000000	0.00000000	0.43275318	549.48855773

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	03/01/22 - 03/30/22	30	0.00	473,868.33	0.00	473,868.33	0.00	0.00	0.00	473,868.33	0.00
A-5	03/01/22 - 03/30/22	30	0.00	697,183.56	0.00	697,183.56	0.00	0.00	0.00	697,183.56	0.00
A-SB	03/01/22 - 03/30/22	30	0.00	66,733.07	0.00	66,733.07	0.00	0.00	0.00	66,733.07	0.00
A-S	03/01/22 - 03/30/22	30	0.00	256,135.00	0.00	256,135.00	0.00	0.00	0.00	256,135.00	0.00
X-A	03/01/22 - 03/30/22	30	0.00	344,744.60	0.00	344,744.60	0.00	0.00	0.00	344,744.60	0.00
B	03/01/22 - 03/30/22	30	0.00	304,437.19	0.00	304,437.19	0.00	0.00	0.00	304,437.19	0.00
C	03/01/22 - 03/30/22	30	0.00	152,220.69	0.00	152,220.69	0.00	0.00	0.00	152,220.69	0.00
D	03/01/22 - 03/30/22	30	242,961.82	277,252.08	0.00	277,252.08	43,769.07	0.00	0.00	233,483.01	286,730.89
E	03/01/22 - 03/30/22	30	1,353,490.10	81,546.95	0.00	81,546.95	81,546.95	0.00	0.00	0.00	1,435,037.05
F	03/01/22 - 03/30/22	30	541,409.96	32,619.62	0.00	32,619.62	32,619.62	0.00	0.00	0.00	574,029.58
G	03/01/22 - 03/30/22	30	4,449,682.35	163,092.38	0.00	163,092.38	163,092.38	0.00	0.00	0.00	4,612,774.73
Totals			6,587,544.23	2,849,833.47	0.00	2,849,833.47	321,028.02	0.00	0.00	2,528,805.45	6,908,572.25

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	96221QAG8	4.387000%	70,062,000.00	70,062,000.00	0.00	256,135.00	0.00	0.00	256,135.00	70,062,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	96221QAJ2	5.028072%	72,657,000.00	72,657,000.00	0.00	304,437.19	0.00	0.00	304,437.19	72,657,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	96221QAK9	5.028072%	36,329,000.00	36,329,000.00	0.00	152,220.69	0.00	0.00	152,220.69	36,329,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			179,048,000.03	179,048,000.00	0.00	712,792.88	0.00	0.00	712,792.88	179,048,000.00

Exchangeable Certificate Details
PEX	96221QAL7	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,604,985.58
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,872,607.31	Master Servicing Fee	18,876.89
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,407.13
Interest Adjustments	4,289.40	Trustee Fee	169.85
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	292.84
ARD Interest	0.00	Trust Advisor Fee	1,027.15
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,876,896.71	Total Fees	22,773.86

Principal		Expenses/Reimbursements
Scheduled Principal	1,076,180.13	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	293,666.81
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	31,650.61
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,076,180.13	Total Expenses/Reimbursements	325,317.42

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,528,805.45
Excess Liquidation Proceeds	0.00	Principal Distribution	1,076,180.13
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,604,985.58
Total Funds Collected	3,953,076.84	Total Funds Distributed	3,953,076.86

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	680,141,437.27	680,141,437.27	Beginning Certificate Balance	680,141,436.36
(-) Scheduled Principal Collections	1,076,180.13	1,076,180.13	(-) Principal Distributions	1,076,180.13
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	679,065,257.14	679,065,257.14	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	684,145,656.22	684,145,656.22	Ending Certificate Balance	679,065,256.23
Ending Actual Collateral Balance	683,213,932.96	683,213,932.96

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.91)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.91)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.03%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	12	67,698,931.81	9.97%	19	5.0700	NAP	Defeased	12	67,698,931.81	9.97%	19	5.0700	NAP
1,000,000 or less	2	1,599,635.11	0.24%	20	4.9225	1.522006	1.30 or less	9	177,336,636.87	26.11%	20	5.2650	(0.141773)
1,000,001 to 2,000,000	9	14,340,698.88	2.11%	20	4.9924	2.022182	1.31 to 1.40	3	9,872,960.39	1.45%	20	5.0159	1.343061
2,000,001 to 3,000,000	2	5,498,780.40	0.81%	20	4.9405	1.723251	1.41 to 1.50	3	60,412,511.75	8.90%	20	5.4144	1.470319
3,000,001 to 4,000,000	6	21,772,329.60	3.21%	20	5.0785	2.499607	1.51 to 1.60	2	24,846,469.75	3.66%	20	4.9931	1.555487
4,000,001 to 5,000,000	2	8,956,978.27	1.32%	20	5.1603	1.123558	1.61 to 1.70	2	58,231,570.15	8.58%	20	5.4531	1.678604
5,000,001 to 6,000,000	1	5,129,726.03	0.76%	20	5.1500	2.590300	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	1	6,750,000.00	0.99%	20	4.5510	2.266200	1.81 to 1.90	2	13,529,178.25	1.99%	20	4.8676	1.850263
7,000,001 to 8,000,000	3	23,205,097.03	3.42%	20	5.0830	1.812989	1.91 to 2.00	3	27,102,179.32	3.99%	20	5.1240	1.960205
8,000,001 to 9,000,000	2	16,893,741.10	2.49%	20	5.1160	0.999744	2.01 to 2.25	6	38,149,876.17	5.62%	20	4.9759	2.114230
9,000,001 to 10,000,000	1	9,208,397.32	1.36%	20	5.0220	1.212800	2.26 to 2.75	8	40,810,946.29	6.01%	20	5.0557	2.460457
10,000,001 to 15,000,000	4	50,033,085.70	7.37%	21	5.0128	2.113131	2.76 to 3.00	2	7,464,182.38	1.10%	20	5.0253	2.833319
15,000,001 to 20,000,000	1	16,380,309.08	2.41%	20	5.0700	1.952500	3.01 or Greater	2	153,609,814.01	22.62%	21	3.8849	3.512756
20,000,001 to 30,000,000	3	63,166,766.07	9.30%	21	5.3560	0.425187	Totals	54	679,065,257.14	100.00%	20	4.9042	1.679880
30,000,001 to 50,000,000	1	44,841,294.09	6.60%	21	5.2770	(0.249200)
50,000,001 to 90,000,000	3	173,589,486.65	25.56%	20	5.3476	0.861610
90,000,001 or greater	1	150,000,000.00	22.09%	21	3.8585	3.508300
Totals	54	679,065,257.14	100.00%	20	4.9042	1.679880
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	12	67,698,931.81	9.97%	19	5.0700	NAP
							Defeased	12	67,698,931.81	9.97%	19	5.0700	NAP
Arizona	1	2,958,848.39	0.44%	20	5.2500	1.966400
							Lodging	7	152,114,775.72	22.40%	20	5.2230	(0.085724)
California	5	27,855,843.93	4.10%	20	4.8427	1.936120
							Mixed Use	1	7,709,665.20	1.14%	20	4.9280	0.783100
Florida	2	3,155,871.90	0.46%	20	5.3882	2.128861
							Mobile Home Park	8	14,827,894.49	2.18%	20	5.4043	2.213647
Georgia	3	122,287,909.69	18.01%	20	5.4297	1.446108
							Multi-Family	13	63,553,766.63	9.36%	20	4.8948	1.934675
Illinois	2	66,081,615.56	9.73%	21	5.2706	(0.332835)
							Office	3	36,810,283.93	5.42%	21	5.4530	0.982625
Iowa	2	20,429,974.85	3.01%	21	5.7600	0.205000
							Other	1	113,330,931.42	16.69%	20	5.4510	1.471600
Kentucky	2	12,862,136.01	1.89%	20	5.1380	2.643083
							Retail	9	215,520,654.35	31.74%	21	4.2057	2.994919
Michigan	2	2,805,939.46	0.41%	20	5.2262	2.115251
							Self Storage	2	7,498,353.59	1.10%	20	5.1262	3.242063
New Jersey	2	171,496,469.75	25.25%	21	4.0104	3.263824
							Totals	56	679,065,257.14	100.00%	20	4.9042	1.679880
New York	10	76,275,687.07	11.23%	20	5.0692	0.017660

North Dakota	1	16,380,309.08	2.41%	20	5.0700	1.952500

Ohio	4	32,699,657.54	4.82%	20	5.0533	1.640316

Oklahoma	2	11,782,052.98	1.74%	20	5.0800	2.158100

Pennsylvania	1	8,673,480.82	1.28%	20	5.4060	0.021900

Tennessee	1	3,888,539.58	0.57%	20	5.2600	2.818900

Texas	4	31,731,988.72	4.67%	21	5.0110	2.293822

Totals	56	679,065,257.14	100.00%	20	4.9042	1.679880

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	67,698,931.81	9.97%	19	5.0700	NAP	Defeased	12	67,698,931.81	9.97%	19	5.0700	NAP
	4.000% or less	1	150,000,000.00	22.09%	21	3.8585	3.508300	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	5	9,281,446.41	1.37%	19	4.4840	1.797277	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	10,025,891.80	1.48%	20	4.5583	1.940456	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	7	53,142,369.74	7.83%	20	4.9239	1.940767	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	12	158,457,765.51	23.33%	20	5.1154	1.033904	49 months or greater	42	611,366,325.33	90.03%	20	4.8859	1.690168
	5.251% to 5.500%	11	205,002,978.95	30.19%	20	5.3796	0.915584	Totals	54	679,065,257.14	100.00%	20	4.9042	1.679880
	5.501% to 5.750%	2	5,025,898.07	0.74%	20	5.6126	2.403162
	5.751% or Greater	1	20,429,974.85	3.01%	21	5.7600	0.205000
	Totals	54	679,065,257.14	100.00%	20	4.9042	1.679880
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	67,698,931.81	9.97%	19	5.0700	NAP	Defeased	12	67,698,931.81	9.97%	19	5.0700	NAP
	60 months or less	42	611,366,325.33	90.03%	20	4.8859	1.690168	Interest Only	3	160,100,000.00	23.58%	21	3.9011	3.414746
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	10	158,377,161.38	23.32%	20	5.4589	1.507865
	85 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	28	291,016,838.99	42.86%	20	5.1182	0.838049
	Totals	54	679,065,257.14	100.00%	20	4.9042	1.679880	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months to 480 months	1	1,872,324.96	0.28%	19	4.5000	2.090000
								481 months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	54	679,065,257.14	100.00%	20	4.9042	1.679880
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	12	67,698,931.81	9.97%	19	5.0700	NAP				None
Underwriter's Information		1	56,665,465.71	8.34%	20	5.4510	1.680000
	12 months or less	33	537,904,533.31	79.21%	20	4.8314	1.698229
	13 months to 24 months	6	10,017,406.20	1.48%	19	4.4888	1.715193
	25 months or greater	2	6,778,920.11	1.00%	20	5.0684	1.098513
	Totals	54	679,065,257.14	100.00%	20	4.9042	1.679880
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	440000320	RT	Paramus	NJ	Actual/360	3.858%	498,389.58	0.00	0.00	N/A	01/01/24	--	150,000,000.00	150,000,000.00	04/01/22
2A	310921672	98	Atlanta	GA	Actual/360	5.451%	266,739.05	161,076.23	0.00	N/A	12/01/23	--	56,826,541.94	56,665,465.71	04/01/22
2B	300801011				Actual/360	5.451%	266,739.05	161,076.23	0.00	N/A	12/01/23	--	56,826,541.94	56,665,465.71	04/01/22
4	440000315	LO	Jamaica	NY	Actual/360	5.153%	267,857.30	106,297.29	0.00	N/A	12/01/23	--	60,364,852.52	60,258,555.23	04/01/22
5	440000319	LO	Chicago	IL	Actual/360	5.277%	204,018.43	56,303.86	0.00	N/A	01/01/24	--	44,897,597.95	44,841,294.09	04/01/20
8	310917349	RT	Jersey City	NJ	Actual/360	5.070%	94,030.08	41,246.88	0.00	N/A	12/01/23	--	21,537,716.63	21,496,469.75	04/01/22
9	416000120	OF	Cedar Rapids	IA	Actual/360	5.760%	101,609.53	55,818.18	0.00	N/A	01/01/24	--	20,485,793.03	20,429,974.85	03/01/18
10	440000318	LO	Chicago	IL	Actual/360	5.257%	96,303.93	33,565.85	0.00	N/A	01/01/24	--	21,273,887.32	21,240,321.47	04/01/20
11	301330011	OF	Fargo	ND	Actual/360	5.070%	71,650.92	31,430.13	0.00	N/A	12/01/23	--	16,411,739.21	16,380,309.08	04/01/22
13	790922115	MF	EI Paso	TX	Actual/360	5.000%	58,088.83	22,300.21	0.00	N/A	01/01/24	--	13,491,598.70	13,469,298.49	04/01/22
14	790922117	MF	El Paso	TX	Actual/360	5.050%	56,372.23	21,235.74	0.00	N/A	01/01/24	--	12,963,271.18	12,942,035.44	04/01/22
15	440000310	RT	Oakwood Village	OH	Actual/360	4.902%	50,688.22	23,630.54	0.00	N/A	12/01/23	--	12,008,106.52	11,984,475.98	04/01/22
16	690921522	RT	North Olmsted	OH	Actual/360	4.920%	50,252.20	21,560.11	0.00	N/A	12/01/23	--	11,861,258.90	11,839,698.79	04/01/22
17	301330017	RT	Oklahoma City	OK	Actual/360	5.080%	51,624.54	19,340.98	0.00	N/A	12/01/23	--	11,801,393.96	11,782,052.98	04/01/22
18	301330018	MF	Santa Monica	CA	Actual/360	5.070%	51,474.75	15,622.62	0.00	N/A	11/01/23	--	11,790,361.18	11,774,738.56	04/01/22
19	301330019	RT	Amarillo	TX	Actual/360	4.810%	41,680.73	16,098.97	0.00	N/A	12/01/23	--	10,063,083.78	10,046,984.81	04/01/22
20	440000316	MF	Cleveland	OH	Actual/360	5.022%	39,887.77	15,274.34	0.00	N/A	12/01/23	--	9,223,671.66	9,208,397.32	04/01/22
21	440000313	LO	Royersford	PA	Actual/360	5.406%	40,449.77	15,740.77	0.00	N/A	12/01/23	--	8,689,221.59	8,673,480.82	04/01/22
23	416000116	LO	Florence	KY	Actual/360	5.130%	34,234.85	17,413.98	0.00	N/A	12/01/23	--	7,749,823.96	7,732,409.98	04/01/22
24	440000307	MU	La Mesa	CA	Actual/360	4.928%	32,780.63	15,138.06	0.00	N/A	12/01/23	--	7,724,803.26	7,709,665.20	04/01/22
25	301330025	MF	Perrysburg	OH	Actual/360	5.190%	34,759.51	14,604.89	0.00	N/A	12/01/23	--	7,777,626.74	7,763,021.85	04/01/22
26	780920921	RT	Santa Maria	CA	Actual/360	4.810%	34,102.42	13,171.88	0.00	N/A	12/01/23	--	8,233,432.16	8,220,260.28	04/01/22
27	301330027	LO	Greeley	CO	Actual/360	5.400%	32,317.95	19,677.16	0.00	N/A	01/01/24	--	6,950,097.68	6,930,420.52	04/01/22
30	410921791	RT	Belchertown	MA	Actual/360	4.710%	25,957.19	12,985.74	0.00	N/A	09/01/23	--	6,399,965.76	6,386,980.02	04/01/22
31	440000311	MF	Berkeley	CA	Actual/360	4.551%	26,452.69	0.00	0.00	N/A	12/01/23	--	6,750,000.00	6,750,000.00	04/01/22
32	301330032	MH	Palm Springs	CA	Actual/360	5.200%	24,384.79	10,209.20	0.00	N/A	07/05/23	--	5,445,733.63	5,435,524.43	04/05/22
33	416000117	LO	Richwood	KY	Actual/360	5.150%	22,799.99	11,519.17	0.00	N/A	12/01/23	--	5,141,245.20	5,129,726.03	04/01/22
34	416000119	RT	Atlanta	GA	Actual/360	4.980%	20,271.71	9,186.29	0.00	N/A	12/01/23	--	4,727,176.46	4,717,990.17	04/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
35	440000309	LO	McDonough	GA	Actual/360	5.361%	23,914.56	12,180.09	0.00	N/A	12/01/23	--	4,251,168.19	4,238,988.10	03/01/22
36	301330036	LO	Fort Wayne	IN	Actual/360	5.550%	18,674.61	10,945.09	0.00	N/A	12/01/23	--	3,907,502.87	3,896,557.78	04/01/22
37	416000118	RT	Toledo	OH	Actual/360	5.260%	17,645.68	7,231.37	0.00	N/A	12/01/23	--	3,895,770.95	3,888,539.58	04/01/22
38	301330038	SS	Mt Juliet	TN	Actual/360	5.260%	17,645.68	7,231.37	0.00	N/A	12/05/23	--	3,895,770.95	3,888,539.58	04/05/22
40	301330040	MH	Various	NY	Actual/360	5.650%	16,879.57	9,601.23	0.00	N/A	12/05/23	--	3,469,394.86	3,459,793.63	04/05/22
41	440000317	SS	Rimforest	CA	Actual/360	4.982%	15,516.26	6,984.07	0.00	N/A	12/01/23	--	3,616,798.08	3,609,814.01	04/01/22
42	301330042	RT	Amarillo	TX	Actual/360	4.770%	14,712.43	6,201.71	0.00	N/A	12/01/23	--	3,581,844.51	3,575,642.80	04/01/22
43	301330043	RT	Georgetown	TX	Actual/360	5.240%	15,617.45	6,445.93	0.00	N/A	12/01/23	--	3,461,144.61	3,454,698.68	04/01/22
45	301330045	MH	Tucson	AZ	Actual/360	5.250%	13,401.38	5,511.60	0.00	N/A	12/05/23	--	2,964,359.99	2,958,848.39	04/05/22
46	470088020	MF	New York	NY	Actual/360	4.500%	12,981.25	0.00	0.00	N/A	12/01/23	--	3,350,000.00	3,350,000.00	04/01/22
47	470086940	MF	Forest Hills	NY	Actual/360	4.580%	10,038.13	5,305.36	0.00	N/A	11/01/23	--	2,545,237.37	2,539,932.01	04/01/22
49	410921634	RT	Broken Arrow	OK	Actual/360	5.100%	10,223.29	4,436.35	0.00	N/A	09/01/23	--	2,327,884.39	2,323,448.04	04/01/22
50	410921313	RT	Macomb Township	MI	Actual/360	5.000%	7,178.23	10,573.37	0.00	N/A	10/01/23	--	1,667,201.91	1,656,628.54	04/01/22
51	301330051	MF	Augusta	GA	Actual/360	5.460%	10,161.77	3,879.83	0.00	N/A	12/01/23	--	2,161,313.28	2,157,433.45	04/01/22
53	410921437	MH	Kissimmee	FL	Actual/360	5.350%	8,994.27	3,570.04	0.00	N/A	12/01/23	--	1,952,327.91	1,948,757.87	04/01/22
54	301330054	MH	Bay City	MI	Actual/360	5.220%	8,746.82	3,635.99	0.00	N/A	12/05/23	--	1,945,900.13	1,942,264.14	04/05/22
55	301330055	MH	Mission	TX	Actual/360	5.300%	7,987.09	5,050.57	0.00	N/A	12/05/23	--	1,750,062.56	1,745,011.99	04/05/22
56	470087460	MF	Flushing	NY	Actual/360	4.500%	7,260.63	1,384.85	0.00	N/A	11/01/23	--	1,873,709.81	1,872,324.96	04/01/22
57	470087750	MF	Bronxville	NY	Actual/360	4.500%	6,560.58	3,573.13	0.00	N/A	11/01/23	--	1,693,052.59	1,689,479.46	04/01/22
58	301330058	SS	Bossier City	LA	Actual/360	5.480%	7,805.04	2,959.12	0.00	N/A	12/01/23	--	1,654,000.12	1,651,041.00	04/01/22
60	301330060	MH	Apple Valley	CA	Actual/360	5.530%	7,470.96	2,783.15	0.00	N/A	12/05/23	--	1,568,887.59	1,566,104.44	04/05/22
61	470088000	MF	New York	NY	Actual/360	4.480%	4,278.42	5,826.70	0.00	N/A	11/01/23	--	1,109,038.05	1,103,211.35	04/01/22
62	470087920	MF	New York	NY	Actual/360	4.400%	4,808.61	2,702.80	0.00	N/A	12/01/23	--	1,269,133.44	1,266,430.64	04/01/22
63	301330063	MH	Fort Walton Beach	FL	Actual/360	5.450%	5,681.41	3,485.17	0.00	N/A	11/05/23	--	1,210,599.20	1,207,114.03	04/05/22
65	410921940	MF	Armada	MI	Actual/360	5.240%	3,904.37	1,611.47	0.00	N/A	12/01/23	--	865,286.79	863,675.32	04/01/22
66	470087790	MF	New York	NY	Actual/360	4.550%	2,889.58	1,544.47	0.00	N/A	11/01/23	--	737,504.26	735,959.79	04/01/22
Totals							2,876,896.71	1,076,180.13	0.00				680,141,437.27	679,065,257.14
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	75,026,704.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	63,481,157.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	(1,840,851.05)	(844,919.00)	01/01/21	06/30/21	--	0.00	132,154.85	0.00	0.00	0.00	0.00
5	(598,228.00)	0.00	--	--	04/11/22	30,834,394.30	2,169,559.50	119,674.82	3,300,007.65	1,444,534.48	0.00
8	2,834,700.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	612,046.00	0.00	--	--	02/11/22	18,610,530.48	2,751,511.99	65,009.57	4,977,677.24	355,217.00	0.00
10	(793,998.00)	0.00	--	--	04/11/22	13,908,185.27	1,002,858.70	66,511.62	2,092,045.43	1,029,915.26	0.00
11	2,611,150.00	1,971,588.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,050,267.80	542,832.36	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,907,262.96	567,476.66	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,688,851.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,716,635.38	1,466,541.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	791,868.86	613,208.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	212,627.68	79,700.26	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,832,496.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	570,575.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,147,747.00	919,194.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,221,765.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	742,345.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,180,844.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	519,268.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
35	570,518.00	416,312.00	04/01/19	03/31/20	11/12/21	0.00	24,819.61	31,732.04	31,732.04	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	456,075.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	853,138.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	886,722.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,005,382.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	528,615.00	578,286.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	455,897.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	185,959.00	236,632.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
47	239,614.00	265,510.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	385,884.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	312,961.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	398,223.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	52,287.00	217,290.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
57	235,078.00	225,101.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	208,529.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	230,120.00	300,477.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
62	81,046.00	124,008.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
63	169,092.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	158,151.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	(38,296.00)	36,071.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	164,290,238.09	7,715,309.10				63,353,110.05	6,080,904.65	282,928.05	10,401,462.36	2,829,666.74	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/18/22	0	0.00	0	0.00	3	86,511,590.41	0	0.00	1	20,429,974.85	0	0.00	0	0.00	0	0.00	4.904215%	4.650284%	20
03/17/22	0	0.00	0	0.00	3	86,657,278.30	0	0.00	1	20,485,793.03	1	4,251,168.19	0	0.00	1	6,342,114.78	4.904761%	4.650812%	21
02/17/22	0	0.00	0	0.00	4	91,106,273.55	0	0.00	1	20,551,151.58	0	0.00	0	0.00	1	675,000.00	4.900551%	4.568421%	22
01/18/22	0	0.00	0	0.00	4	91,262,482.03	0	0.00	1	20,606,371.69	0	0.00	0	0.00	0	0.00	4.901001%	4.560610%	23
12/17/21	0	0.00	0	0.00	4	91,417,960.84	0	0.00	1	20,661,319.26	0	0.00	0	0.00	1	1,286,636.17	4.901525%	4.561088%	24
11/18/21	0	0.00	0	0.00	4	91,586,351.23	0	0.00	1	20,719,294.36	0	0.00	0	0.00	0	0.00	4.901333%	4.545294%	25
10/18/21	0	0.00	0	0.00	4	91,740,317.91	0	0.00	1	20,773,684.59	0	0.00	0	0.00	0	0.00	4.901849%	4.545772%	26
09/17/21	0	0.00	0	0.00	4	91,907,251.56	0	0.00	1	20,831,122.91	0	0.00	0	0.00	0	0.00	4.902395%	4.546280%	27
08/17/21	0	0.00	0	0.00	4	92,059,719.98	0	0.00	1	20,884,961.21	0	0.00	0	0.00	0	0.00	4.902902%	4.568700%	28
07/16/21	0	0.00	0	0.00	4	92,211,476.24	0	0.00	1	20,938,533.79	0	0.00	0	0.00	0	0.00	4.903405%	4.569169%	29
06/17/21	0	0.00	0	0.00	4	92,376,280.47	0	0.00	1	20,995,184.61	0	0.00	0	0.00	2	3,706,980.14	4.903939%	4.569669%	30
05/17/21	0	0.00	0	0.00	4	92,526,558.78	0	0.00	1	21,048,213.18	0	0.00	0	0.00	0	0.00	4.902145%	4.523665%	31
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	440000319	04/01/20	23	6	119,674.82	3,300,007.65	2,303,527.58	45,485,213.68	04/17/20	2
9	416000120	03/01/18	48	6	65,009.57	4,977,677.24	605,134.45	22,977,643.39	05/03/17	7			06/19/20
10	440000318	04/01/20	23	6	66,511.62	2,092,045.43	1,602,540.33	22,047,209.67	04/17/20	2
35	440000309	03/01/22	0	B	31,732.04	31,732.04	0.00	4,251,168.19	04/21/21	9
Totals					282,928.05	10,401,462.36	4,511,202.36	94,761,234.93
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		679,065,257	592,553,667	66,081,616		20,429,975
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-22	679,065,257	592,553,667	0	0	66,081,616	20,429,975
Mar-22	680,141,437	593,484,159	0	0	66,171,485	20,485,793
Feb-22	687,796,198	596,689,924	0	0	70,555,122	20,551,152
Jan-22	689,550,143	598,287,661	0	0	70,656,110	20,606,372
Dec-21	690,624,242	599,206,282	0	0	70,756,642	20,661,319
Nov-21	693,058,034	601,471,682	0	0	70,867,057	20,719,294
Oct-21	694,123,465	602,383,147	0	0	70,966,633	20,773,685
Sep-21	695,261,007	603,353,755	0	0	71,076,129	20,831,123
Aug-21	696,316,549	604,256,829	0	0	71,174,759	20,884,961
Jul-21	697,367,353	605,155,877	0	0	71,272,942	20,938,534
Jun-21	698,490,801	606,114,521	0	0	71,381,096	20,995,185
May-21	703,377,816	610,851,257	0	0	71,478,346	21,048,213
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	440000315	60,258,555.23	60,396,574.59	52,100,000.00	11/04/20	(1,081,366.00)	(0.48160)	06/30/21	12/01/23	259
5	440000319	44,841,294.09	45,485,213.68	24,100,000.00	12/16/21	(598,228.00)	(0.24920)	12/31/21	01/01/24	259
9	416000120	20,429,974.85	22,977,643.39	11,080,000.00	09/07/21	387,404.00	0.20500	12/31/21	01/01/24	199
10	440000318	21,240,321.47	22,047,209.67	13,400,000.00	12/16/21	(793,998.00)	(0.50940)	12/31/21	01/01/24	259
35	440000309	4,238,988.10	4,251,168.19	6,000,000.00	09/01/21	341,184.00	0.89390	03/31/20	12/01/23	199
Totals		151,009,133.74	155,157,809.52	106,680,000.00		(1,745,004.00)

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	440000315	LO	NY	08/28/21	13

Collateral consists of the 1987-build, 356-key JFK Hilton located in Jamaica, NY. Loan is current through the February 2022 payment date. The Loan has been transferred SS to negotiate and effectuate the DPO/Payoff with waivers of partial

Prepayment of the Loan.

5	440000319	LO	IL	04/17/20	2

Loan transferred to special servicing on 4/17/2020 for imminent default due to COVID-19. Loan is due for the April 2020 payment. Lender has engaged counsel and discussions with Borrower are ongoing. Receiver has been appointed as of

1/29/21.

9	416000120	OF	IA	05/03/17	7

There are 2 collateral properties for this loan all of which have become REO. Of those, 2 remain REO. 600 Third Avenue: REO Date: 6/19/20. Collateral is one, three-story office building built in 2012 with 40,988 nrsf, in Cedar Rapids, IA. Property currently has 57 space onsite parking. Immediate area surrounding subject is older development consisting primarily of commercial buildings built before 1940 in the CBD. Deferred Maintenance: TBD. Leasing Summary: No new leases or lease renewals have been completed to date. Marketing Summary: The Property is currently not for sale. Town Center Office: REO Date: 6/19/20. Collateral is a mixed-use property with two, 5-story office buildings, with lower level, built in

1913 and 1991 and significantly remodeled in 2009. Property includes a 310-stall parking garage with ground floor commercial space. All three structures are connected and are accessible via the city skywalk system. Total rentable area is

180,204 sf. Property is located at 201 & 221 3rd Avenue SE, and 324 2nd Street SE in Cedar Rapids, IA. Deferred Maintenance: parking structure is in bad condition. Leasing Summary: No new leases or lease renewals have been completed to date. Marketing Summary: The Property is currently not for sale. Holding approx. $673K at properties or in suspense for TI/LC and CAPEX needs.

10	440000318	LO	IL	04/17/20	2

Loan transferred to special servicing on 4/17/2020 for imminent default due to COVID-19. Loan is due for the April 2020 payment. Lender has engaged counsel and discussions with Borrower are ongoing. Receiver appointed on 1/29/21.

35	440000309	LO	GA	04/21/21	9

The loan is 60+days delinquent. Collateral for the Loan is the 85-key Fairfield Inn & Suites McDonough, GA, located in McDonough, GA 30253. Borrower has executed PNL. An appraisal has been ordered. Modification has closed,

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	440000315	0.00	5.15300%	0.00	5.15300%	8	10/27/20	--	--
16	690921522	12,292,654.18	4.92000%	12,292,654.18	4.92000%	10	06/30/20	04/01/20	08/11/20
21	440000313	0.00	5.40600%	0.00	5.40600%	10	09/30/20	08/01/20	11/12/20
23	416000116	8,079,394.43	5.13000%	8,079,394.43	5.13000%	10	08/10/20	07/01/20	09/11/20
33	416000117	5,359,273.01	5.15000%	5,359,273.01	5.15000%	10	08/10/20	07/01/20	09/11/20
35	440000309	0.00	5.36100%	0.00	5.36100%	8	02/15/22	02/01/21	--
Totals		25,731,321.62		25,731,321.62
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
48	301330048 04/17/19	2,439,606.26	4,500,000.00	2,533,239.12	93,632.86	2,533,239.12	2,439,606.26	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		2,439,606.26	4,500,000.00	2,533,239.12	93,632.86	2,533,239.12	2,439,606.26	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
48	301330048	04/17/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	12,995.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	9,665.46	0.00	0.00	139,317.50	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	4,410.14	0.00	0.00	91,987.71	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	4,579.80	0.00	0.00	62,361.60	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	31,650.61	0.00	0.00	293,666.81	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		325,317.42

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Supplemental Notes
Exchange of Exchangeable Certificates--November 2015

In November 2015 an exchange of exchangeable certificates took effect in which $89,524,000.00 of Class PEX was exchanged for $35,031,000.00 of Class A-S, $36,328,000.00 of Class B, and $18,165,000.00 of Class C.

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